Document and Entity Information	Jan. 01, 2023
Entity Listings [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jan. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-10899
Entity Registrant Name	KIMCO REALTY CORPORATION
Entity Central Index Key	0000879101
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	500 N. Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share.
Trading Symbol	KIM
Security Exchange Name	NYSE
Depositary Shares, each representing one-thousandth of a share of 5.125% Class L Cumulative Redeemable, Preferred Stock, $1.00 par value per share. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.125% Class L Cumulative Redeemable, Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprL
Security Exchange Name	NYSE
Depositary Shares, each representing one-thousandth of a share of 5.250% Class M Cumulative Redeemable, Preferred Stock, $1.00 par value per share. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.250% Class M Cumulative Redeemable, Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprM
Security Exchange Name	NYSE